                     [Ocean State Tax Exempt Fund Logo]

                            REPORT OF THE PRESIDENT
                                OCTOBER 31, 1995

     October 31, 1995, was the end of the Fund's ninth fiscal year. During the prior 12 months, the Fund's net asset value rose from $10.10 to $10.59 per share for a gain of 4.85% on principal value. Net assets rose from $41.3 million to $43.1 million while dividends per share declined from $0.59 to $0.58.

     After 1994, fiscal 1995 was a breath of fresh air. Thirty-year Treasury rates declined 164 basis points from 7.97% to 6.33%. Ten-year rates performed even better, dropping from 7.81% to 6.02% as the yield curve flattened dramatically during the year. (Remember, bond prices rise as bond yields fall.) Unusual in this cycle was that the drop in yields was accompanied by low inflation, a worldwide economic slowdown, and optimism that a federal deficit-reduction plan would be reached. Under Alan Greenspan, the Fed has tended to change policy very slowly which will probably continue.

     The Municipal market underperformed other fixed income investments largely because of a decline in demand. Clearly, a record-breaking performance by the stock market has held the attention of most investors.

     Keep in mind that part of our stated objective is to provide shareholders with a high level of income consistent with safety of principal. The high coupon, pre-refunded portion of the portfolio not only keeps up our dividend but also hedges against a sudden, sharp rise in rates. Although we believe the future trend of interest rates is lower and that the inventory of new Municipal issues will continue to be tight, slow economic growth, combined with efforts of Congress to pass more fiscal responsibilities to the states, could mean that most of the decrease in Municipal yields has occurred.

     We are pleased that Morningstar Mutual Funds continues to look favorably on your Fund giving it a five-star rating as of the fiscal year-end.

                                            Very truly yours,

                                            /s/ Alfred B. Van Liew

                                            ALFRED B. VAN LIEW
                                            President and Chairman of the
                                            Board of Trustees

                                         OCEAN STATE TAX EXEMPT FUND
                                        INVESTMENT PERFORMANCE REVIEW
                                            AS OF OCTOBER 31, 1995
                                                  (UNAUDITED)

                                                     PRIOR                              SINCE INCEPTION
                            NOVEMBER 1, 1994      FISCAL YEAR       NOVEMBER 1, 1990    DECEMBER 8, 1986
                                THROUGH              ENDED              THROUGH             THROUGH
                            OCTOBER 31, 1995    OCTOBER 31, 1994    OCTOBER 31, 1995    OCTOBER 31, 1995
                            ----------------    ----------------    ----------------    ----------------
TOTAL RATE OF RETURN(B)
     Based on:
          Net Asset
            Value........         10.89%              (2.04)%             9.24%               9.20%
          Offering
            Price........          6.46%              (5.99)%             8.05%               8.39%

                                 AS OF               AS OF
                            OCTOBER 31, 1995    OCTOBER 31, 1994
                            ----------------    ----------------
30-DAY CURRENT YIELD
     Based on:
          Net Asset
            Value........          5.26%               5.55%
          Offering
            Price........          5.05%               5.33%
30-DAY TAX-EQUIVALENT
  YIELD(A)
     Based on:
          Net Asset
            Value........          8.46%               8.93%
          Offering
            Price........          8.12%               8.57%

     The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 14.49 years as of October 31, 1995.

     The average quality rating of the investments, in the following table was Aa/AA (Moody's and Standard & Poor's bond rating services).

                           PORTFOLIO QUALITY ANALYSIS

                                              % OF TOTAL PORTFOLIO
                                       -----------------------------------
                                           AS OF                AS OF
                  RATING                  10/31/95             10/31/94
                  ------               --------------       --------------
      Aaa/AAA.......................        56.06%               55.78%
      Aa/AA.........................        16.90%               15.48%
      A.............................        19.19%               20.59%
      Baa/BBB.......................         7.85%                8.15%
      Not Rated.....................            0%                   0%

     The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 1995 shareholders are subject to a maximum combined federal and state tax rate of 37.84%.

(b) Past performance is no guarantee of future results.

                          OCEAN STATE TAX EXEMPT FUND

                           STATEMENT OF ASSETS AND LIABILITIES
                                  AS OF OCTOBER 31, 1995

                                           ASSETS
Investments at value (identified cost $40,291,897) (Note 1A)..................   $42,700,606
Cash..........................................................................        20,093
Interest receivable...........................................................       651,719
                                                                                 -----------
          Total Assets........................................................   $43,372,418

                                         LIABILITIES
Distribution payable to shareholders..........................................   $   102,407
Payable for fund shares redeemed..............................................       148,738
Accrued expenses..............................................................        10,906
Accrued management fees.......................................................        22,138
                                                                                 -----------
          Total Liabilities...................................................   $   284,189
                                                                                 -----------
          Net Assets..........................................................   $43,088,229
                                                                                 ===========
Net Assets consist of:
Shares of beneficial interest at par ($.01/share).............................   $    40,679
Additional paid-in capital (Note 4)...........................................    40,701,371
Dividends in excess of net investment income..................................        (4,799)
Accumulated net realized loss on investment transactions......................       (57,731)
Net unrealized appreciation of investments....................................     2,408,709
                                                                                 -----------
Total -- Representing Net Assets at Value for 4,067,853 Shares Outstanding....   $43,088,229
                                                                                 ===========
Computation of Net Asset Value & Offering Price:
Net Assets....................................................................   $43,088,229
Divided by number of shares outstanding.......................................     4,067,853
Net asset value...............................................................   $     10.59
                                                                                 ===========
Offering price................................................................   $     11.03
                                                                                 ===========

                       See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND

                                            STATEMENT OF OPERATIONS
                                      FOR THE YEAR ENDED OCTOBER 31, 1995

INVESTMENT INCOME
Interest income (Note 1B).....................................................     $2,753,639
Expenses:
     Adviser Fees (Note 2).......................................   $  146,855
     Administrator fees (Note 2).................................      104,897
     Legal fees and expenses.....................................       15,739
     Trustees fees and expenses..................................       19,750
     Transfer agent fees.........................................       53,616
     Custodian fees..............................................       19,507
     Insurance...................................................        3,500
     Auditing....................................................       26,200
     Pricing.....................................................        4,685
     Shareholder reports.........................................        7,988
     Distribution Expenses (Note 5)..............................        5,719
     Miscellaneous expenses......................................        2,710
     Registration fees...........................................          950
                                                                    ----------
                                                                    $  412,116
                                                                                   ----------
          Net Investment Income...............................................     $2,341,523

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on Investments.................................       97,223
Net Change in Unrealized Appreciation of Investments.............    1,903,481
                                                                    ----------
Net gain on investments.......................................................      2,000,704
                                                                                   ----------
Net Increase in Net Assets Resulting from Operations..........................     $4,342,227
                                                                                   ==========

                       See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND

                                      STATEMENT OF CHANGES IN NET ASSETS

                                                                  FISCAL YEAR     FISCAL YEAR
                                                                     ENDED           ENDED
                                                                  OCTOBER 31,     OCTOBER 31,
                                                                      1995            1994
                                                                  -----------     -----------
Increase (Decrease) in Net Assets Resulting from:

Operations:
     Net investment income.....................................   $ 2,341,523     $ 2,420,122
     Net realized gain (loss) on investments...................        97,223        (125,800)
     Change in unrealized appreciation of net investments......     1,903,481      (3,370,233)
                                                                  -----------     -----------
     Net increase (decrease) in net assets resulting from
       operation...............................................     4,342,227      (1,075,911)

Dividends and distributions to shareholders from:
     Net investment income ($.58 per share in 1995 and $.59 per
       share in 1994)..........................................    (2,354,085)     (2,409,987)
     Capital gain..............................................                        (21,553)
     Net Decrease from fund share transactions (Note 4)........      (246,199)       (189,066)
                                                                  -----------     -----------
          Total increase (decrease) in net assets..............     1,741,943      (3,696,517)

NET ASSETS:
     Beginning of year.........................................    41,346,286      45,042,803
                                                                  -----------     -----------
     End of year (including $4,799 of dividends in excess of
       net investment income in 1995 and $7,763 of
       undistributed net investment income in 1994.............   $43,088,229     $41,346,286
                                                                  ===========     ===========

                       See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND

                                             FINANCIAL HIGHLIGHTS
                                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

     For a share outstanding throughout each period the following data includes selected data and other performance information derived from the financial statements.

                          FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL     FISCAL
                           YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR     12/08/86
                          ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED     THROUGH
                         10/31/95   10/31/94   10/31/93   10/31/92   10/31/91   10/31/90   10/31/89   10/31/88   10/31/87
                         --------   --------   --------   --------   --------   --------   --------   --------   --------
Per Share Operating
  Performance
Net Asset Value,
  Beginning
  of Year................ $ 10.10   $ 10.95    $ 10.32    $ 10.14    $  9.73    $  9.80    $  9.74     $ 9.13     $10.18
Net Investment income....     .58       .59        .56        .63        .64        .67        .62        .66        .62
Net realized and
  unrealized gain (loss)
  on securities..........     .49       (84)       .63        .18        .41       (.09)       .07        .62      (1.05)
                          -------   -------    -------    -------    -------    -------    -------     ------     ------
Total from Investment
  Operations.............    1.07      (.25)      1.19        .81       1.05        .58        .69       1.28       (.43)
                          -------   -------    -------    -------    -------    -------    -------     ------     ------
Less Distributions:
Dividends from net
  investment income......    (.58)     (.59)      (.56)      (.63)      (.64)      (.65)      (.63)      (.66)      (.62)
Distribution from net
  realized
  gains..................    (.00)     (.01)      (.00)      (.00)      (.00)      (.00)      (.00)      (.01)      (.00)
                          -------   -------    -------    -------    -------    -------    -------     ------     ------
Total Distributions......    (.58)     (.60)      (.56)      (.63)      (.64)      (.65)      (.63)      (.67)      (.62)
                          -------   -------    -------    -------    -------    -------    -------     ------     ------
Net Asset Value End of
  Year................... $ 10.59   $ 10.10    $ 10.95    $ 10.32    $ 10.14    $  9.73    $  9.80     $ 9.74     $ 9.13
                          =======   =======    =======    =======    =======    =======    =======     ======     ======
Total investment return
  at Net Asset Value.....   10.89%    (2.04)%    12.35%      8.00%     10.96%      5.89%      7.10%     14.30%     (4.99)%(b)
Ratios and Supplemental
  Data Net Assets, End of
  Year (000's omitted)
  ....................... $43,088   $41,346    $45,043    $36,854    $29,750    $20,675    $12,159     $9,745     $6,149
Ratio of Expenses to
  average net assets(a)..     .98%      .88%       .81%       .85%       .92%      1.27%      1.36%      1.10%      1.15%(b)
Ratio of net investment
  income to average net
  assets(a)..............    5.58%     5.55%      5.70%      6.13%      6.40%      6.45%      6.34%      6.84%      6.95%(b)
Portfolio turnover.......   11.77%     8.48%     13.27%     36.29%     21.57%     10.16%     37.90%     45.58%     96.39%(b)
Adviser/Administrator
  waived fees............     .00       .01        .01        .01        .03        .02        .03        .08        .06
Fund expenses without
  waiver.................     .10       .10        .09        .10        .12        .12        .16        .19        .16
Net Investment Income
  without waiver.........     .58       .58        .55        .62        .61        .65        .59        .58        .56
Ratio of Expenses to
  average net assets
  without waiver.........     .98%      .93%       .81%       .95%      1.17%      1.51%      1.69%      1.88%      1.86%(b)
Ratio of net investment
  income to average net
  assets without waiver..    5.58%     5.50%      5.58%      6.02%      6.15%      6.21%      6.02%      6.06%      6.24%(b)

---------------

(a) Annualized for 1987.

(b) Commencing in fiscal year 1990, data included the combined operations of the Fund and the Rhode Island Tax-Free Bond
    Fund (the "RI Fund") for the period from the date of the acquisition of the assets of the RI Fund by the Fund (November
    1, 1989). The data shown above for the periods prior thereto are the historical results of the Fund.

(c) Total investment return does not reflect sales load.

                       See Notes to Financial Statements

                          OCEAN STATE TAX EXEMPT FUND

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1995

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES

     VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. There is authorized an unlimited number of shares with a par value of one cent per share. Declaration of the Trust permits the Trustees to create additional portfolios (funds). As of October 31, 1995 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

     At October 31, 1995, 92.50% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on October 31, 1995, 54.98% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 24.44% of the portfolio.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (A) SECURITY VALUATION: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and other local market conditions. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

     (B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

     (C) FEDERAL INCOME TAXES: The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. At October 31, 1995 the Fund had approximately $28,000 in capital loss carryforwards for federal tax purposes available to offset future capital gains. These capital loss carryforwards will expire October 31, 2002. Dividends received by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal

                          OCEAN STATE TAX EXEMPT FUND

Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     (D) DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually. For the year ended October 31, 1995, the Fund paid no distributions from capital.

NOTE 2  ADVISORY AND ADMINISTRATIVE SERVICES AND OTHER AFFILIATED TRANSACTIONS

     Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund will pay Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

        .35 and .25 of 1% of the first $200 million of average daily net assets.

        .30 and .20 of 1% of average daily net assets over $200 million.

     The Fund does not pay fees to Trustees affiliated with the Adviser or to any ofits officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at October 31, 1995 was $2,000.

     Legal fees and expenses of $15,739 were paid to a firm of which the Fund's Secretary is a partner.

     During the period November 1, 1994 through October 31, 1995 the Distributor paid $37 in underwriter fees and received $5,389 in commissions for a total of $5,352 as a result of Fund share sales.

NOTE 3  INVESTMENT TRANSACTIONS

     During the period ending October 31, 1995 purchases and sales of investment securities other than short-term investments aggregated $5,008,483 and $4,868,842, respectively.

     The aggregate cost of investments for Federal income tax purposes is substantially the same as aggregate cost for financial statement purposes. At October 31, 1995, gross unrealized appreciation on investment securities was $2,490,689 and gross unrealized depreciation on investment securities was $81,980.

                          OCEAN STATE TAX EXEMPT FUND

NOTE 4  SHARES OF BENEFICIAL INTEREST


     The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest were as follows:

                                                                  SHARES         AMOUNT
                                                                ---------     -----------
     Balance 10/31/93........................................   4,113,100     $41,177,315
     Shares sold.............................................     571,065       6,074,624
     Shares issued in reinvestment of dividends..............     113,862       1,200,014
     Shares redeemed.........................................    (704,918)     (7,463,704)
                                                                ---------     -----------
     Net decrease............................................     (19,991)       (189,066)
                                                                ---------     -----------
     Balance 10/31/94........................................   4,093,109     $40,988,249
                                                                =========     ===========
     Shares sold.............................................     259,900     $ 2,697,652
     Shares issued in reinvestment of dividends..............     108,243       1,119,237
     Shares redeemed.........................................    (393,399)     (4,063,088)
                                                                ---------     -----------
     Net decreases...........................................     (25,256)       (246,199)
                                                                ---------     -----------
     Balance 10/31/95........................................   4,067,853     $40,742,050
                                                                =========     ===========

NOTE 5  DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the "Rule") of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $5,719 under the plan during fiscal 1995.

                         OCEAN STATE TAX EXEMPT FUND

                                           PORTFOLIO OF INVESTMENTS
                                            AS OF OCTOBER 31, 1995

                                                                        RATINGS
PRINCIPAL                                                               MOODY'S/       VALUE
 AMOUNT                                                            STANDARD & POOR'S  (NOTE 1)
---------                                                          -----------------  --------
MUNICIPAL SECURITIES (99.10%)
RHODE ISLAND GENERAL OBLIGATION AND REVENUE BONDS (41.15%)
$  595,000   Bristol County Water Authority MBIA Insured 7.125%,
               11/1/16                                                  Aaa/AAA       $621,156
   300,000   Bristol General Obligation MBIA Insured 5.80%,
               10/1/06............................................      Aaa/AAA        316,125
   100,000   Bristol General Obligation 7.00%, 12/1/08............      Baa1/NR        110,250
   120,000   Bristol General Obligation MBIA Insured 6.00%,
               12/15/10...........................................      Aaa/AAA        125,550
   250,000   Bristol General Obligation MBIA Insured 5.05%,
               8/15/06............................................      Aaa/AAA        250,000
   170,000   Burrillville General Obligation 7.40%, 1/15/04.......       A/NR          184,450
   185,000   Burrillville General Obligation 7.40%, 1/15/05.......       A/NR          200,725
   125,000   Burrillville General Obligation 7.60%, 1/15/08.......       A/NR          136,094
   300,000   Burrillville General Obligation MBIA Insured 5.75%,
               10/15/17...........................................      Aaa/AAA        301,125
    75,000   Central Falls General Obligation 7.90%, 7/1/02.......      Baa/NR          77,250
   130,000   Coventry General Obligation FGIC Insured 7.25%,
               11/1/10............................................      Aaa/AAA        144,300
    40,000   Coventry General Obligation FGIC Insured 7.00%,
               11/1/04............................................      Aaa/AAA         44,600
   200,000   Cumberland General Obligation 6.80%, 7/15/08.........      A-1/NR         213,250
   165,000   Cumberland General Obligation MBIA Insured 5.70%,
               10/1/11............................................      Aaa/AAA        167,063
   175,000   Cumberland General Obligation MBIA Insured 5.70%,
               10/1/12............................................      Aaa/AAA        176,968
   300,000   East Providence General Obligation MBIA Insured
               5.70%, 5/15/10.....................................      Aaa/AAA        310,125
   750,000   Foster/Glocester General Obligation AMBAC Insured
               6.90%, 9/1/11......................................      Aaa/AAA        812,812
   135,000   Jamestown General Obligation CGIC Insured 7.00%,
               3/15/07............................................      Aaa/AAA        141,075
   250,000   Kent County Water Auth. MBIA Insured 6.35%,
               7/15/14............................................      Aaa/AAA        263,750
   100,000   Lincoln General Obligation MBIA Insured 7.55%,
               7/15/08............................................      Aaa/AAA        110,750
   355,000   Lincoln General Obligation MBIA Insured 5.50%,
               8/15/10............................................      Aaa/AAA        361,213
   110,000   Little Compton General Obligation 7.00%, 1/15/09.....      A-1/NR         119,625
   100,000   Little Compton General Obligation 6.90%,1/15/08......      A-1/NR         108,125
   120,000   Middletown General Obligation 7.00%, 2/15/08.........       A-1/A         129,900

                         OCEAN STATE TAX EXEMPT FUND

                                     PORTFOLIO OF INVESTMENTS--(CONTINUED)

                                                                        RATINGS
PRINCIPAL                                                               MOODY'S/       VALUE
 AMOUNT                                                            STANDARD & POOR'S  (NOTE 1)
---------                                                          -----------------  --------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND GENERAL OBLIGATION AND REVENUE BONDS--CONTINUED
$  100,000   Narragansett General Obligation MBIA Insured 5.30%,
               9/15/09............................................      Aaa/AAA       $100,125
   200,000   Narragansett General Obligation Pre-refunded U.S.
               Treasury 7.10%, 6/15/10............................      Baa/NR         221,250
   210,000   Newport General Obligation MBIA Insured 6.50%,
               8/15/06............................................      Aaa/AAA        232,837
   100,000   Newport General Obligation 6.80%, 4/15/09............      A-1/NR         112,000
   100,000   Newport General Obligation Pre-refunded U.S. Treasury
               6.80%, 4/15/10.....................................      A-1/NR         112,000
   150,000   Newport General Obligation FGIC Insured 5.125%,
               11/15/10...........................................      Aaa/AAA        145,312
    80,000   New Shoreham General Obligation MBIA Insured 7.60%,
               1/1/07.............................................      Aaa/AAA         84,400
   100,000   New Shoreham General Obligation MBIA Insured 7.00%,
               1/15/10............................................      Aaa/AAA        109,250
    75,000   North Kingstown General Obligation 6.70%, 12/15/05...       A/NR           83,812
    80,000   North Kingstown General Obligation 6.80%, 12/15/06...       A/NR           90,800
    80,000   North Kingstown General Obligation 6.30%, 7/15/07....       A/NR           85,000
   120,000   North Providence General Obligation MBIA Insured
               6.00%, 10/01/09....................................      Aaa/AAA        125,700
    75,000   North Smithfield General Obligation 7.00%, 9/1/08....      A-1/NR          80,531
   100,000   Pawtucket General Obligation MBIA Insured 6.75%,
               9/15/08............................................      Aaa/AAA        110,875
   500,000   Pawtucket General Obligation CGIC Insured 6.0%,
               3/15/15............................................      Aaa/AAA        508,125
   500,000   Pawtucket General Obligation CGIC Insured Insured,
               6.0%, 3/15/11......................................      Aaa/AAA        513,750
   500,000   Pawtucket General Obligation CGIC Insured 6.0%,
               3/15/13............................................      Aaa/AAA        510,625
   500,000   Pawtucket General Obligation CGIC Insured, 6.0%,
               3/15/12............................................      Aaa/AAA        513,125
    30,000   Pawtucket General Obligation 7.90%, 7/1/0............       A/NR           35,362
   300,000   Providence Public Bldg. Auth. CGIC Insured 7.75%,
               6/15/08............................................      Aaa/AAA        325,500
   200,000   Providence Public Bldg. Auth. 7.30%, 12/1/08.........      Baa1/NR        219,250
   300,000   Providence Public Bldg. Auth. 7.30%, 12/1/09.........      Baa1/NR        326,250
   500,000   Providence Public Bldg. Auth. CGIC Insured 7.25%,
               12/15/10...........................................      Aaa/AAA        554,375
   750,000   Providence General Obligation MBIA Insured 6.75%,
               1/15/11............................................      Aaa/AAA        811,875

                         OCEAN STATE TAX EXEMPT FUND

                                     PORTFOLIO OF INVESTMENTS--(CONTINUED)

                                                                        RATINGS
PRINCIPAL                                                               MOODY'S/         VALUE
 AMOUNT                                                            STANDARD & POOR'S    (NOTE 1)
---------                                                          -----------------    --------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND GENERAL OBLIGATION AND REVENUE BONDS--CONTINUED
$  275,000   Smithfield General Obligation MBIA Insured 6.80%,
               4/15/06............................................      Aaa/AAA       $   291,844
   100,000   South Kingston General Obligation AMBAC Insured
               5.00%, 11/15/08....................................      Aaa/AAA            99,625
   700,000   Warwick General Obligation MBIA Insured 6.60%,
               11/15/06...........................................      Aaa/AAA           767,375
   155,000   Warwick General Obligation FGIC Insured 7.20%,
               11/15/08...........................................      Aaa/AAA           171,081
   225,000   Westerly General Obligation 7.00%, 1/15/06...........      A-1/NR            243,281
   100,000   Westerly General Obligation 7.00%, 1/15/09...........      A-1/NR            106,875
    35,000   Westerly Dunn's Corner Fire District Unlimited Tax
               Assessment 7.80%, 6/1/03...........................      A-1/NR             39,244
    35,000   Westerly Dunn's Corner Fire District Unlimited Tax
               Assessment 7.85%, 6/1/04...........................      A-1/NR             39,638
   800,000   Rhode Island Clean Water MBIA Insured 6.50%,
               10/1/06............................................      Aaa/AAA           879,000
   150,000   Rhode Island Clean Water MBIA Insured 5.30%,
               10/1/07............................................      Aaa/AAA           154,500
   600,000   Rhode Island Correctional Facility MBIA Insured
               7.00%, 8/1/09......................................      Aaa/AAA           644,250
   650,000   Rhode Island Depositors Economic Protection Corp.
               MBIA Insured 6.55%, 8/1/10.........................      Aaa/AAA           715,812
   165,000   Rhode Island Depositors Economic Protection Corp.
               CAPMAC Guaranteed 6.375%, 8/1/22...................      Aaa/AAA           175,725
   300,000   Rhode Island Depositors Economic Protection Corp.
               5.75%, 8/1/12......................................      Baa1/A-           300,375
   200,000   Rhode Island Public Building Auth. 8.20%, 2/1/08.....        A/A             220,500
   645,000   Rhode Island Public Building Auth. 7.60%, 2/1/09.....        A/A             719,175
   120,000   Rhode Island Public Building Auth. AMBAC Insured
               5.25%, 2/1/10......................................      Aaa/AAA           116,400
   150,000   Rhode Island Port Authority AMBAC Insured 6.5%,
               6/1/08.............................................      Aaa/AAA           164,438
   250,000   Rhode Island Student Loan Auth. 6.20%, 12/1/09.......      Aaa/NR            252,500
    50,000   Rhode Island General Obligation 7.50%, 6/15/05.......      A-1/AA-            52,060
   125,000   Rhode Island Water Resources Fruit Hill Reservoir
               MBIA Insured 7.05%, 9/15/07........................      Aaa/AAA           137,031
                                                                                      -----------
                                                                                      $17,729,139
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION (32.60%)
$   55,000   Board of Governors CGIC Insured 6.00%, 9/15/08.......      Aaa/AAA       $    60,088
   150,000   Board of Governors CGIC Insured 6.125%, 9/15/10......      Aaa/AAA           165,000

                         OCEAN STATE TAX EXEMPT FUND

                                     PORTFOLIO OF INVESTMENTS--(CONTINUED)

                                                                       RATINGS
PRINCIPAL                                                              MOODY'S/         VALUE
 AMOUNT                                                           STANDARD & POOR'S    (NOTE 1)
---------                                                         -----------------    --------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION--CONTINUED
$  195,000   Board of Governors CGIC Insured 6.15%, 9/15/11.......      Aaa/AAA       $  214,744
   120,000   Brown University 6.75%, 9/1/16.......................      Aa1/AA           127,050
   200,000   Brown University 5.40%, 9/1/18.......................       Aa/AA           194,250
   125,000   Brown University 6.00%, 9/1/10.......................       Aa/AA           129,688
   200,000   Brown University 5.90%, 9/1/14.......................      Aa1/AA           205,750
   400,000   Bryant College MBIA Insured 6.50%, 6/1/05............      Aaa/AAA          439,500
   100,000   Bryant College MBIA Insured 5.95%, 6/1/07............      Aaa/AAA          105,250
   100,000   Bryant College MBIA Insured 6.20%, 6/1/13............      Aaa/AAA          103,000
   100,000   Higher Education Authority CGIC Insured 7.375%,
               9/15/09............................................      Aaa/AAA          112,375
    25,000   Providence College Pre-refunded US Treasury 9.00%,
               11/1/97............................................       NR/A-            25,500
   150,000   Providence College 7.45%, 11/1/03....................      Aaa/NR           169,500
   125,000   Providence College 7.50%, 11/1/04....................      Aaa/NR           141,405
   120,000   Providence College 7.75%, 11/1/09....................      Aaa/NR           136,800
   250,000   Providence College MBIA Insured 5.60%, 11/1/22.......      Aaa/AAA          242,812
   550,000   Rogers Williams College Connie Lee Insured 6.50%,
               11/15/08...........................................      NR/AAA           587,812
   550,000   Roger Williams College Connie Lee Insured 6.625%,
               11/15/11...........................................      NR/AAA           581,625
   320,000   Roger Williams College LOC-Fleet National 7.75%,
               10/1/18............................................      A-1/NR           355,600
    45,000   Roger Williams Hospital 9.375%, 7/1/04...............      NR/BBB            46,250
 1,290,000   South County Hospital 7.25%, 11/1/11.................      NR/BBB+        1,360,950
    40,000   Roger Williams Hospital 7.75%, 7/1/16................      NR/BBB            42,000
   350,000   Roger Williams Realty Corp. Collateral U.S. Treasury,
               7.50%, 8/1/29......................................       NR/A+           370,562
   500,000   Salve Regina College Connie Lee Insured 6.25%,
               3/15/13............................................      NR/AAA           514,375
   400,000   Salve Regina College LOC Fleet National Bank 7.70%,
               1/1/20.............................................       NR/A            454,500
   300,000   Salve Regina College Pre-refunded U.S. Treasury
               Connie Lee Insured 6.30%, 3/15/20..................      NR/AAA           306,375
 1,025,000   Johnson & Wales College Connie Lee Insured 5.75%,
               4/1/12.............................................      NR/AAA         1,025,000
   600,000   Johnson & Wales College Connie Lee Insured 5.875%,
               4/1/20.............................................      NR/AAA           590,250
   500,000   St. Antoine Residence LOC Allied Irish 6.75%,
               11/15/18...........................................      A-1/NR           514,375
   285,000   Landmark Medical Center 7.625%, 7/1/99...............      NR/BBB+          309,581

                          OCEAN STATE TAX EXEMPT FUND

                                      PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                                                        RATINGS
PRINCIPAL                                                               MOODY'S/         VALUE
 AMOUNT                                                            STANDARD & POOR'S    (NOTE 1)
---------                                                          -----------------    --------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION--CONTINUED
$  500,000   Landmark Medical Center 8.375%, 7/1/09...............      NR/AAA        $   575,625
   575,000   Kent County Hospital MBIA Insured 7.00%, 7/1/10......      Aaa/AAA           624,594
    50,000   Kent County Hospital MBIA Insured 6.10%, 7/1/09......      Aaa/AAA            52,188
   200,000   Memorial Hospital MBIA Insured 6.50%, 7/1/04.........      Aaa/AAA           220,500
   140,000   Miriam Hospital 7.00%, 4/1/06........................       NR/A             148,575
   400,000   Miriam Hospital 6.35%, 4/1/08........................       NR/A             417,500
   900,000   Miriam Hospital 7.25%, 4/1/11........................       NR/A             948,375
   300,000   Rhode Island Hospital FGIC Insured 6.70%, 8/15/04....      Aaa/AAA           330,750
   600,000   Women & Infants Hospital CGIC Insured 6.55%, 9/1/13..      Aaa/AAA           638,250
   100,000   United Methodist Elder Care 7.50%, 11/1/14...........       NR/A             110,000
   250,000   Westerly Hospital 6.00%, 7/1/19......................     Baa/BBB+           223,438
   125,000   New England Tech Inst. Connie Lee Insured 6.00%,
               3/1/15.............................................      NR/AAA            125,469
                                                                                      -----------
                                                                                      $14,047,231
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION (17.20%)
$   10,000   8.90%, 1/1/97 FGIC Insured...........................      Aaa/AAA       $    10,228
    20,000   9.30%, 7/1/04 FGIC Insured...........................      Aaa/AAA            20,400
    50,000   7.625%, 10/1/04......................................       AA/A+             52,188
   100,000   8.25%, 10/1/07.......................................      A-1/A+            104,250
   200,000   8.10%, 10/1/07.......................................      A-1/A+            208,000
   200,000   5.65%, 10/1/07.......................................       NR/A             199,250
   300,000   8.00%, 10/1/08.......................................       Aa/A+            313,875
   500,000   7.80%, 10/1/10, Series A.............................      Aa/AA+            529,375
    50,000   7.50%, 7/1/10........................................      A-1/A+             50,875
   300,000   7.60%, 10/1/20.......................................       NR/A             316,500
   500,000   8.30%, 10/1/11.......................................       AA/A+            520,000
   100,000   7.80%, 10/1/11.......................................       AA/A+            104,500
   405,000   7.50%, 10/1/11.......................................      Aa/AA+            433,856
   215,000   7.80%, 10/1/11.......................................      AA/AA+            224,675
    35,000   7.75%, 10/1/16.......................................      A-1/A+             36,138
   335,000   5.45%, 4/1/17........................................       Aa/AA            309,456
   200,000   6.25%, 4/1/17........................................      Aa/AA+            202,500
   110,000   7.95%, 10/1/20.......................................       NR/A             116,188
   140,000   7.25%, 10/1/21.......................................      Aa/Aa+            147,525
   385,000   7.875%, 10/1/21, MBIA Insured........................      Aaa/AAA           397,994
   640,000   7.875%, 10/1/22......................................      Aa/AA+            670,400
    50,000   7.75%, 4/1/22........................................      Aa/AA+             52,938
   345,000   7.55%, 10/1/22.......................................      Aa/AA+            370,444
   300,000   6.50%, 10/1/22.......................................      Aa/AA+            305,625
 1,250,000   6.70%, 10/1/15.......................................      Aa/AA+          1,301,562

                         OCEAN STATE TAX EXEMPT FUND

                                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                                                        RATINGS
PRINCIPAL                                                               MOODY'S/         VALUE
 AMOUNT                                                            STANDARD & POOR'S    (NOTE 1)
---------                                                          -----------------    --------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION--CONTINUED
$  300,000   6.50%, 4/1/27........................................      Aa/AA+        $   304,500
   105,000   6.85%, 4/1/27........................................      Aa/AA+            109,725
                                                                                      -----------
                                                                                      $ 7,412,967
RHODE ISLAND INDUSTRIAL FACILITIES CORPORATION (1.55%)
$   75,000   Smith Trucking Corp. LOC-Fleet National 9.00%,
               8/1/96.............................................      Baa/NR        $    76,797
   100,000   Inge Corporation SBA GTD 9.125%, 10/1/00.............      Aaa/NR            102,109
   110,000   Meridian Printing LOC-Fleet National, 7.90%,
               8/1/02.............................................      Baa/NR            112,894
   250,000   Mobil Oil 6.00%, 11/1/14.............................      Aa2/AA            252,812
    60,000   Blazing Graphics LOC-Fleet National 8.20%, 5/1/13....      Baa/NR             61,978
    60,000   Blazing Graphics LOC-Fleet National 8.25%, 5/1/14....      Baa/NR             61,978
                                                                                      -----------
                                                                                      $   668,568
                                                                                      -----------
             TOTAL RHODE ISLAND BONDS (92.50%)....................                    $39,857,905
PUERTO RICO BONDS (6.37%)
$   30,000   Puerto Rico Commonwealth MBIA Insured 7.125%,
               7/1/02.............................................      Aaa/AAA       $    32,138
   500,000   Puerto Rico Commonwealth 7.75%, 7/1/06...............      NR/AAA            555,625
   200,000   Puerto Rico Commonwealth 7.75%, 7/1/13...............      NR/AAA            222,250
    40,000   Puerto Rico Aquaduct & Sewer MBIA Insured Escrowed to
               Maturity 8.75%, 7/1/00.............................      Aaa/AAA            47,500
    50,000   Puerto Rico Electric BIG Insured 8.50%, 7/1/99.......      Aaa/AAA            54,750
   300,000   Puerto Rico Electric Power Auth. 8.00%, 7/1/08.......      NR/AAA            335,250
   100,000   Puerto Rico Highway 8.00%, 7/1/03....................      NR/AAA            111,750
   200,000   Puerto Rico Highway 8.00%, 7/1/05....................      Aaa/AAA           223,500
   225,000   Puerto Rico Highway 7.70%, 7/1/03....................      Baa1/A            261,281
   285,000   Puerto Rico HFA LOC-Fugi Dev. Bk 7.50%, 10/1/15......       NR/AA            302,813
   110,000   Puerto Rico Public Bldg. Auth. 7.875%, 7/1/07........      Aaa/AAA           119,075
   200,000   Puerto Rico Public Improvement 7.90%, 7/1/04.........      NR/AAA            211,344
   200,000   Puerto Rico Public Improvement 8.00%, 7/1/07.........      Baa1/A            223,250
    40,000   Puerto Rico Public Building Auth. 7.875%, 7/1/07.....      Aaa/AAA            43,300
                                                                                      -----------
             TOTAL PUERTO RICO BONDS (6.37%)......................                    $ 2,743,826

                         OCEAN STATE TAX EXEMPT FUND

                                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                                                                        RATINGS
PRINCIPAL                                                               MOODY'S/         VALUE
 AMOUNT                                                             STANDARD & POOR'S   (NOTE 1)
---------                                                           -----------------   --------
MUNICIPAL SECURITIES--CONTINUED
UNITED STATES VIRGIN ISLAND BONDS (.23%)
$   50,000   Virgin Islands PFA LOC-Marine Midland 7.70%,
               10/1/04............................................      NR/BBB        $    55,625
    40,000   Virgin Islands Port Authority LOC-Marine Midland
               8.10%, 10/1/05.....................................      Baa/BBB            43,250
                                                                                      -----------
             TOTAL U.S. VIRGIN ISLAND BONDS (.23%)................                    $    98,875
                                                                                      -----------
             TOTAL INVESTMENTS (Cost $40,291,897) (93.51%)(a).....                    $42,700,606
                                                                                      ===========

(a) Percentages indicated are based on net assets of $43,088,229 at October 31, 1995 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.59.

(b) The ratings indicates are the most current available. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P.

(c) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by directors. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)

(d) Abbreviations used:
      AMBAC  --  American Municipal Bond Assurance Corp.
       CGIC  --  Capital Guaranty Insurance Co.
       FGIC  --  Financial Guaranty Insurance Co.
       MBIA  --  Municipal Bond Investors Assurance
        LOC  --  Letter of Credit
        BIG  --  Bond Investors Guaranty (subsidiary of MBIA)
        SBA  --  Small Business Administration
     CAPMAC  --  Capital Markets Assurance Corp.

                       See Notes to Financial Statements.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Trustees
of Ocean State Tax Exempt Fund

     We have audited the accompanying statement of assets and liabilities of Ocean State Tax Exempt Fund (the portfolio of VLC Trust), including the schedule of investments, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the seven years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of Ocean State Tax Exempt Fund for the two fiscal periods ended October 31, 1988 and October 31, 1987 were audited by other auditors whose report dated January 6, 1989 expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Ocean State Tax Exempt Fund (the portfolio of VLC Trust) at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the seven years in the period then ended in conformity with generally accepted accounting principles.

                                            /s/ Ernst & Young LLP

Boston, Massachusetts
December 1, 1995

INVESTMENT ADVISER &                        [Ocean State Tax Exempt Fund Logo]
  ADMINISTRATOR
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

DISTRIBUTOR
  Van Liew Securities, Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

CUSTODIAN
  PNC Institutional Custody Services
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

TRANSFER AGENT
  PFPC, Inc.
  P.O. Box 8950
  Wilmington, Delaware 19899

INDEPENDENT AUDITORS                                            ANNUAL REPORT
  Ernst & Young LLP                                           OCTOBER 31, 1995
  200 Clarendon Street
  Boston, Massachusetts 02116-5072

COUNSEL
  Hinckley, Allen & Snyder
  1500 Fleet Center
  Providence, Rhode Island 02903

TRUSTEES
  Alfred B. Van Liew, Chairman
  Milton C. Bickford, Jr.
  Michael E. Hogue
  Alice M. Macintosh
  Richard A. Plotkin
  John H. St. Sauveur
  Thomas R. Weschler,
     Vice Admiral, US Navy, Retired

OFFICERS                                                INTEREST INCOME EXEMPT
  Alfred B. Van Liew, President                         FROM FEDERAL AND RHODE
  Samuel H. Hallowell, Vice President                   ISLAND INCOME TAXES
  Kevin M. Oates, Treasurer                             FROM QUALITY MUNICIPAL
  Margaret D. Farrell, Secretary                        BONDS.